Short-term Debt (Details Narrative) - USD ($)				3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 17, 2021	Apr. 02, 2021	Feb. 06, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 29, 2020	Apr. 09, 2020	Mar. 31, 2020	Mar. 27, 2020	Sep. 30, 2019	Jan. 08, 2019	Sep. 30, 2018
Short-term Debt [Line Items]
Common stock, par value				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Notes payable					$ 67,000				$ 67,000
Proceeds from Convertible Debt							$ 1,091,080
Interest Expense				$ 50,516		$ 1,039,349	110,446	$ 1,458,521	$ 1,462,750	$ 299,331
Investor [Member]
Short-term Debt [Line Items]
Notes payable												$ 500,000		$ 500,000
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Third Noteholder [Member]
Short-term Debt [Line Items]
Conversion of common stock, percentage									1000.00%
Notes payable					300,000				$ 300,000				$ 300,000
Fees And Penalties					85,000				85,000				85,000
Interest Payable					$ 40,000				$ 40,000				40,000
Debt principal amount										424,615			$ 424,615		$ 424,615
Debt Instrument, Maturity Date									Sep. 30, 2020
Debt Instrument, Interest Rate, Stated Percentage					11.90%				11.90%
Interest Expense					$ 10,000
Convertible Notes Payable Related Parties [Member]
Short-term Debt [Line Items]
Interest Expense				30,445			59,665
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Market value of common stock			$ 0.36													$ 0.36
Notes payable										350,000
Proceeds from Convertible Debt			$ 100,000
Interest Expense				20,962			$ 41,080
Notes Payable [Member] | Merger [Member]
Short-term Debt [Line Items]
Debt description							The Company finalized an eighteen-month extension to March 1, 2021.		The Company finalized an eighteen-month extension to March 1, 2021
Interest Payable				$ 5,000	$ 1,900		$ 5,000		$ 1,900
Debt Instrument, Maturity Date							Aug. 01, 2019
Debt Instrument, Interest Rate, Stated Percentage				5.00%	5.00%		5.00%		5.00%
Debt Instrument, Periodic Payment, Principal							$ 5,800		$ 5,800
Promissory Notes [Member]
Short-term Debt [Line Items]
Notes payable					$ 67,000				67,000	$ 78,000
New Principal Amount [Member] | Investor [Member]
Short-term Debt [Line Items]
Notes payable												$ 1,000,000
Securities Purchase Agreement [Member]
Short-term Debt [Line Items]
Market value of common stock										$ 0.40						$ 0.40
Debt principal amount										$ 750,000
Securities Purchase Agreement [Member] | Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Common stock, par value																	$ 0.001
Market value of common stock																	$ 0.40
Warrant term																	3 years
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Short-term Debt [Line Items]
Number of common stock shares sold, value							$ 750,000		$ 750,000
Sale of stock price per share				$ 50,000			$ 50,000
Debt description							Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40.		Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants
Conversion of common stock, percentage							12.00%		12.00%
Common stock, par value				0.001	$ 0.001		$ 0.001		$ 0.001
Market value of common stock				$ 0.40	$ 0.40		$ 0.40		$ 0.40
Warrant term				3 years	3 years		3 years		3 years
Debt Conversion, Converted Instrument, Amount										100,000
Redeemed Convertible Notes Value										$ 350,000
Secured Convertible Note Purchase Agreement [Member]
Short-term Debt [Line Items]
Debt principal amount		$ 2,575,000
Debt Instrument, Maturity Date		Mar. 31, 2022
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt instrument conversion discount price percentage		20.00%
Secured Convertible Note Purchase Agreement [Member] | FWHC Bridge, LLC [Member] | Investor [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt		$ 1,500,000
Secured Convertible Note Purchase Agreement [Member] | FWHC [Member] | Investor [Member]
Short-term Debt [Line Items]
Proceeds from Convertible Debt		$ 25,000
Payroll Protection Program [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 689,974										$ 809,082
Debt Instrument, Interest Rate, Stated Percentage											100.00%
Debt Instrument, Periodic Payment, Principal							$ 105,878
Interest Expense, Debt	$ 8,847
Debt Instrument, Periodic Payment, Interest							$ 405